Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) Installment	Dec. 31, 2015 USD ($)	Jan. 12, 2015 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2009 USD ($)	Sep. 26, 2007 USD ($)
Debt Instrument [Line Items]
Total long-term debt outstanding	$ 73,831,000	$ 81,094,000
Secondone [Member] | Northsea Alpha Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	4,808,000	5,268,000
Thirdone [Member] | Northsea Beta Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	4,808,000	5,268,000
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	20,350,000	22,490,000
Sixthone [Member] | Pyxis Delta (Sixthone) [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	8,437,000	9,787,000
Seventhone [Member] | Pyxis Theta (Seventhone) [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	17,228,000	18,481,000
Eighthone [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Total long-term debt outstanding	18,200,000	$ 19,800,000
Loan Agreement Dated September 26, 2007 [Member] | Secondone and Thirdone [Member] | Northsea Alpha and Northsea Beta [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 24,560,000
Total long-term debt outstanding, per borrower	$ 4,808,000
Loan, repayment terms	semiannual
Number of semiannual installments | Installment	7
Long-term debt semiannual installment, per borrower	$ 230,000
Long-term debt first periodic payment	2017-05
Long-term debt balloon payments, per borrower	$ 3,198,000
Long-term debt balloon payment year	2020-05
Interest rate margin	1.75%
Minimum liquidity requirement	To maintain as of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet
Freely available and unencumbered cash	$ 2,500,000
Minimum liquidity requirement reduction	At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of $500, for each vessel in the fleet that exceeds ten.
Minimum security cover required	133.00%
Loan Agreement Dated December 12, 2008 [Member] | Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Loan, repayment terms	semiannual
Number of semiannual installments | Installment	7
Long-term debt first periodic payment	2017-02
Long-term debt balloon payment year	2020-05
Interest rate margin	1.75%
Minimum liquidity requirement	To maintain on each of December 31, 2015 and March 31, 2016, minimum liquidity at the higher of $4,500 or $750 per vessel in its fleet. On each of June 30, September 30, December 31 and March 31 of each year thereafter, the Company undertakes to maintain minimum cash deposits at the higher of $5,000 or $750 per vessel in its fleet
Freely available and unencumbered cash	$ 2,500,000
Minimum liquidity requirement reduction	At any time that the number of vessels in the fleet exceeds ten, the minimum cash requirement shall be reduced to an amount of $500, for each vessel in the fleet that exceeds ten.
Minimum security cover required	125.00%
Amount borrowed						$ 41,600,000
Total long-term debt outstanding	$ 20,350,000
Long-term debt semiannual installment	1,070,000
Long-term debt balloon payments	$ 12,860,000
Loan Agreement Dated October 12, 2012 [Member] | Sixthone [Member] | Pyxis Delta (Sixthone) [Member]
Debt Instrument [Line Items]
Loan, repayment terms	quarterly
Long-term debt first periodic payment	2017-02
Long-term debt balloon payment year	2018-09
Amount borrowed					$ 13,500,000
Total long-term debt outstanding	$ 8,437,000
Long-term debt semiannual installment	338,000
Long-term debt balloon payments	$ 6,071,000
Debt instrument, extended maturity description	May 2017 to September 2018
Debt instrument, extended maturity date	Sep. 30, 2018
Number of quarterly installments payable | Installment	7
Loan Agreement Dated October 12, 2012 [Member] | Seventhone [Member] | Pyxis Theta (Seventhone) [Member]
Debt Instrument [Line Items]
Loan, repayment terms	quarterly
Long-term debt first periodic payment	2017-03
Long-term debt balloon payment year	2018-09
Amount borrowed				$ 21,300,000
Total long-term debt outstanding	$ 17,228,000
Long-term debt semiannual installment	313,000
Long-term debt balloon payments	$ 15,037,000
Number of quarterly installments payable | Installment	7
Loan Agreement Dated October 12, 2012 [Member] | Sixthone and Seventhone [Member] | Pyxis Delta and Pyxis Theta Vessels [Member]
Debt Instrument [Line Items]
Interest rate margin	3.35%
Minimum security cover required	130.00%
Minimum cash deposits	$ 1,000,000
Maximum required leverage ratio	65.00%
Actual leverage ratio	68.00%	58.00%
Difference between actual ratio and required threshold	3.00%
Loan Agreement Dated January 12, 2015 [Member] | Eighthone [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Loan, repayment terms	quarterly
Interest rate margin	2.90%
Minimum liquidity requirement	The Company undertakes to maintain minimum liquidity of at least the higher of: i) $750 multiplied by the number of vessels owned by the Company and ii) during the Company’s first two financial quarters following its listing on NASDAQ, debt service for the following three months and thereafter, debt service for the following six months
Minimum security cover required	130.00%
Amount borrowed			$ 21,000,000
Total long-term debt outstanding	$ 18,200,000
Long-term debt balloon payments	11,800,000
Minimum cash deposits	$ 750,000
Maximum required leverage ratio	75.00%
Minimum security cover required post January 2018	135.00%
Loan Agreement Dated January 12, 2015 [Member] | Eighthone [Member] | Pyxis Epsilon Vessel [Member] | First Falling Due [Member]
Debt Instrument [Line Items]
Long-term debt first periodic payment	2017-01
Long-term debt semiannual installment	$ 400,000
Number of quarterly installments payable | Installment	1
Loan Agreement Dated January 12, 2015 [Member] | Eighthone [Member] | Pyxis Epsilon Vessel [Member] | Last Falling Due [Member]
Debt Instrument [Line Items]
Long-term debt balloon payment year	2022-01
Long-term debt semiannual installment	$ 300,000
Number of quarterly installments payable | Installment	20